UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22116

RMR FUNDS SERIES TRUST
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS			02458
(Address of principal executive offices)			(Zip code)

Adam D. Portnoy, President RMR Funds Series Trust 400 Centre Street Newton, Massachusetts 02458
(Name and Address of Agent for Service of Process)

Thomas A. DeCapo, Esq. Skadden, Arps, Slate, Meagher & Flom LLP One Beacon Street Boston, Massachusetts 02108

Julie Tedesco, Esq. State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116
Copy to:

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2008

Item 1. Reports to Shareholders.

Annual Report

December 31, 2008

RMR Real Estate Securities Fund

ABOUT INFORMATION CONTAINED IN THIS REPORT:

•                  PERFORMANCE DATA IS HISTORICAL AND REFLECTS HISTORICAL EXPENSES AND HISTORICAL CHANGES IN NET ASSET VALUE, AS WELL AS FLUCTUATIONS IN THE FINANCIAL MARKETS AND THE COMPOSITION OF THE FUND’S PORTFOLIO. HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RESULTS.

•                  THE FUND WAS CLOSED TO NEW SHAREHOLDER ACCOUNTS AND TO FURTHER PURCHASES BY EXISTING SHAREHOLDERS ON JANUARY 16, 2009. THE FUND WAS LIQUIDATED ON FEBRUARY 6, 2009.

•                  IF RMR ADVISORS HAD NOT REIMBURSED EXPENSES OR PAID THE FUND’S ORGANIZATIONAL AND OFFERING COSTS, THE FUND’S RETURNS WOULD HAVE BEEN REDUCED.

NOTICE CONCERNING LIMITED LIABILITY

THE AGREEMENT AND DECLARATION OF TRUST OF RMR FUNDS SERIES TRUST, OF WHICH RMR REAL ESTATE SECURITIES FUND IS A SERIES, A COPY OF WHICH, TOGETHER WITH ALL AMENDMENTS AND SUPPLEMENTS THERETO, ARE DULY FILED IN THE OFFICE OF THE SECRETARY, CORPORATIONS DIVISION, OF THE COMMONWEALTH OF MASSACHUSETTS, PROVIDE THAT THE NAMES “RMR FUNDS SERIES TRUST” AND “RMR REAL ESTATE SECURITIES FUND” REFER TO THE TRUSTEES UNDER THE AGREEMENT AND DECLARATION COLLECTIVELY AS TRUSTEES, BUT NOT INDIVIDUALLY OR PERSONALLY, AND THAT NO TRUSTEE, OFFICER, SHAREHOLDER, EMPLOYEE OR AGENT OF THE FUND SHALL BE HELD TO ANY PERSONAL LIABILITY, JOINTLY OR SEVERALLY, FOR ANY OBLIGATION OF, OR CLAIM AGAINST, THE FUND. ALL PERSONS DEALING WITH THE FUND IN ANY WAY, SHALL LOOK ONLY TO THE ASSETS OF THE FUND WITH WHICH HE OR SHE MAY DEAL FOR THE PAYMENT OF ANY SUM OR THE PERFORMANCE OF ANY OBLIGATION.

RMR Real Estate Securities Fund

December 31, 2008

To our shareholders,

In the pages that follow, you will find data summarizing our financial results for the period from January 2, 2008, the date we commenced operations, through December 31, 2008, and our financial position as of December 31, 2008.

Fund Performance

During the period from January 2, 2008 to December 31, 2008, our total return on net asset value, or NAV, was negative 40.7% for Class A shares, negative 41.2% for Class C shares and negative 40.4% for Class I shares.  During that same period, the total return for the Dow Jones Wilshire Real Estate Securities Index (an unmanaged index of REIT common stocks) was negative 39.5%.  The S&P 500 Index (an unmanaged index published as Standard and Poor’s Composite Index of 500 common stocks) had a total return of negative 37.0% during the same period.

We managed to outperform the Fund’s benchmark for most of the year; however, the Fund lost all of its outperformance in the month of December as a result of a higher cash balance and a rally in high dividend paying REITs.  Because of weak economic conditions and prospects, the Fund had focused its investments in REITs with strong balance sheets; but companies with such characteristics underperformed the REIT Index during December.

Management Discussion

2008 brought with it one of the toughest economic environments since at least the recession of the early 1980s.  Increasing home equity values, which had been a major force behind consumer spending growth for the past 15 years, came to a halt as home prices started to decline in 2007.  The credit crisis that affected Wall Street in the early part of 2008 quickly spilled over to Main Street and exacerbated the economic downturn.  By year end, total job losses for the year stood at 2.8 million, with close to 70% of those losses sustained in the last four months of 2008.  As a result, the unemployment rate jumped to 7.2% at 2008 year end, up from 4.8% a year earlier.  The National Bureau of Economic Research has recently confirmed that the U.S. economy fell into a recession in December 2007.  On average, post-World War II recessions have lasted ten months and none of them have lasted longer than 16 months.  This means that the current recession is already longer than average and could possibly be the longest recession since the Great Depression if the economy continues posting a few more quarters of negative growth.

Commercial real estate operating fundamentals, such as occupancy and rental rates, seemed to hold up relatively well throughout most of 2008.  However, in the last few months of the year, these fundamentals began to deteriorate markedly because of continued job losses and weaker economic activity.  Demand for space across most commercial property types slowed as companies cut production and reduced head count.  Vacancy rates started to increase and the level of concessions (incentives given to tenants to take up space) became more prevalent.

Weaker real estate fundamentals have forced many REITs to lower or discontinue dividend payments on their common equity securities in order to preserve capital and strengthen their balance sheets.  As of today, approximately one third of the publicly traded REIT universe has either lowered or suspended dividend payments.  Several REITs have also opted to pay their distributions in a combination of stock and cash.  Some of the companies that have taken this route may be conserving cash to opportunistically take advantage of distressed sellers as operating fundamentals for commercial real estate continue to deteriorate in 2009; however, most REITs are likely preserving capital to deal with upcoming debt maturities because credit availability is seriously limited in  the current recession.

One bright spot for commercial real estate may be the supply of new properties.  As a result of stricter lending standards, new construction throughout the current economic downturn has been limited.  A lower amount of construction may bode well for a quick recovery in real estate operating fundamentals if and when the economy begins to improve.

Subsequent Events

Because of the Fund’s limited size and high operating costs, the Fund’s Board of Trustees voted to liquidate the Fund in January 2009. The Fund was liquidated on February 6, 2009.

Thank you for your support in these very difficult times. For more information, please view our website, at www.rmrfunds.com.

Sincerely,

Adam D. Portnoy

President

February 19, 2009

Top 10 holdings as a percentage of net assets
(as of December 31, 2008)

% of
Security	Net Assets
Simon Properties Group, Inc.	8.8
Vornado	7.1
Public Storage, Inc.	6.9
Equity Residential	6.3
Boston Properties, Inc.	5.4
HCP, Inc.	5.1
Federal Realty	4.2
AvalonBay Communities, Inc.	4.1
Ventas, Inc.	4.0
Kimco Realty	3.3

Sector breakdown based on net assets

(as of December 31, 2008)

Comparison of Changes in Value of $10,000 Investment in the Class A shares of RMR Real Estate Securities Fund and Dow Jones Wilshire Real Estate Securities Index.

Average Annual Total Returns

(As of December 31, 2008)

Class A Shares

Period	Net Asset Value (NAV)	Public Offering Price (POP)
Since Inception	(40.62)%	(43.28)%

Class C Shares

Period	If Held	If Redeemed
Since Inception	(41.03)%	(41.61)%

Class I Shares

Period	Net Asset Value (NAV)
Since Inception	(40.32)%

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. POP returns reflect deduction of maximum 5.75% sales charge for Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Class C shares held for less than one year are subject to a 1% contingent deferred sales charge (CDSC). If Held results represent the percentage change in net asset value per share. Class I shares are not subject to sales charges and are available for a limited group of eligible shareholders.

Performance results reflect the expense waivers in effect during the period shown. Without such waivers, Fund performance would be lower.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

RMR Real Estate Securities Fund

Information About Your Fund’s Expenses

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable), and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

For each share class of the Fund, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Fund, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the share class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Annualized Expense Ratio During Period
	7/1/08	12/31/08	7/1/08-12/31/08	7/1/08-12/31/08
Class A
Actual	$1,000.00	$602.30	$6.04	1.50%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.61	1.50%
Class C
Actual	$1,000.00	$599.90	$8.65	2.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.32	$10.90	2.15%
Class I
Actual	$1,000.00	$604.00	$4.65	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.33	$5.86	1.15%

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average value over the period, multiplied by 184/366 (to reflect the one-half year period).

RMR Real Estate Securities Fund

Portfolio of Investments  –  December 31, 2008

Company	Shares	Value
Common Stocks – 88.7%
Real Estate Investment Trusts – 87.1%
Apartments – 13.1%
American Campus Communities, Inc.	130	$2,662
AvalonBay Communities, Inc.	920	55,734
Equity Residential	2,915	86,925
Essex Property Trust, Inc.	450	34,538
		179,859
Diversified – 7.1%
Vornado Realty Trust	1,620	97,767

Health Care – 11.1%
HCP, Inc.	2,536	70,425
Healthcare Realty Trust, Inc.	1,190	27,941
Ventas, Inc.	1,620	54,383
		152,749
Hospitality – 3.9%
Host Hotels & Resorts, Inc.	5,610	42,467
LaSalle Hotel Properties	995	10,995
		53,462
Industrial – 4.8%
AMB Property Corp.	1,295	30,329
ProLogis	2,595	36,045
		66,374
Office – 16.8%
Alexandria Real Estate Equities, Inc.	600	36,204
Boston Properties, Inc.	1,348	74,140
Corporate Office Properties Trust	505	15,503
Digital Realty Trust, Inc.	1,195	39,256
Douglas Emmett, Inc.	1,490	19,459
Kilroy Realty Corp.	646	21,615
Mack-Cali Realty Corp.	145	3,553
SL Green Realty Corp.	850	22,015
		231,745
Retail – 23.4%
Acadia Realty Trust	1,280	18,266
Federal Realty Investment Trust	920	57,114
General Growth Properties, Inc.	1,725	2,225
Kimco Realty Corp.	2,490	45,517
Regency Centers Corp.	905	42,263
Simon Property Group, Inc.	2,270	120,605
Taubman Centers, Inc.	1,415	36,026
		322,016
Storage – 6.9%
Public Storage, Inc.	1,195	95,003
Total Real Estate Investment Trusts (Cost $1,954,985)		1,198,975

Other – 1.6%
Marriott International, Inc., Class A	580	11,281
Toll Brothers, Inc. (a)	505	10,822
Total Other (Cost $28,429)		22,103
Total Common Stocks (Cost $1,983,414)		1,221,078

Other Investment Companies – 2.4%
iShares Dow Jones US Real Estate Index Fund	480	17,871
Ultra Real Estate ProShares	2,345	14,961
Total Other Investment Companies (Cost $41,180)		32,832

Short-Term Investments – 2.4%
Other Investment Companies – 2.4%
Dreyfus Cash Management, Institutional Shares, 1.53% (b) (Cost $33,001)	33,001	33,001

See notes to financial statements and notes to portfolio of investments.

Total Investments – 93.5% (Cost $2,057,595)	1,286,911
Other assets less liabilities – 6.5%	89,048

Net Assets – 100%	$1,375,959

Notes to Portfolio of Investments
(a)	As of December 31, 2008, this security had not paid a distribution.
(b)	Rate reflects 7 day yield as of December 31, 2008.

See notes to financial statements.

RMR Real Estate Securities Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2008

Assets
Investments in securities, at value (cost $2,057,595)	$1,286,911
Cash	716
Receivable due from Advisor	150,795
Dividends and interest receivable	11,111
Receivable for fund shares sold	966
Total assets	1,450,499

Liabilities
Distribution fees payable	6,833
Accrued expenses and other liabilities	67,707
Total liabilities	74,540
Net assets	$1,375,959

Composition of net assets
Par value	$240
Additional paid-in capital	2,351,569
Accumulated net realized loss on investments	(205,166)
Net unrealized depreciation on investments	(770,684)
Net assets	$1,375,959

Class A Shares:
Net Assets	$1,207,569
Shares issued and outstanding ($0.001 par value common stock outstanding)*	210,862
Net asset value per share	$5.73

Class C Shares:
Net Assets	$19,651
Shares issued and outstanding ($0.001 par value common stock outstanding)*	3,389
Net asset value per share	$5.80

Class I Shares:
Net Assets	$148,739
Shares issued and outstanding ($0.001 par value common stock outstanding)*	26,112
Net asset value per share	$5.70

Maximum Offering Price
Class A Shares	$6.08

*  Unlimited number of shares authorized.

See notes to financial statements.

RMR Real Estate Securities Fund

Financial Statements - continued

Statement of Operations

For the Period January 2, 2008 to December 31, 2008(a)

Investment Income
Dividends (cash distributions, net of capital gain ($20,607) and return of capital ($7,440) distributions, received or due)	$61,674
Interest	3,749
Total investment income	65,423

Expenses
Advisory	14,955
Distribution fees - Class A	4,663
Distribution fees - Class C	229
Service fees - Class A	1,866
Service fees - Class C	76
Administrative	124,583
Audit and legal	107,463
Custodian	77,493
Transfer Agent	71,081
Registration fees	35,827
Shareholder reporting	27,488
Compliance and internal audit	20,708
Trustees’ fees and expenses	20,306
Other	17,084
Total expenses	523,822
Less: expense reimbursed by the Advisor	(494,056)
Net expenses	29,766
Net investment income	35,657

Realized and unrealized loss on investments
Net realized loss on investments	(187,523)
Net change in unrealized appreciation/(depreciation) on investments	(770,684)
Net decrease in net assets resulting from operations	$(922,550)

(a) Commencement of operations.

See notes to financial statements.

RMR Real Estate Securities Fund

Financial Statements - continued

Statements of Changes in Net Assets

For the Period January 2, 2008(a) to December 31, 2008

Increase (decrease) in net assets resulting from operations
Net investment income	$35,657
Net realized loss on investments	(187,523)
Net change in unrealized appreciation/(depreciation) on investments	(770,684)
Net decrease in net assets resulting from operations	(922,550)
Distributions to common shareholders from:
Net investment income
Class A	(33,086)
Class C	(262)
Class I	(4,075)
Net realized gain
Class A	(15,598)
Class C	(124)
Class I	(1,921)
Return of capital
Class A	(7,631)
Class C	(60)
Class I	(940)

Capital shares transactions
Net proceeds from sales
Class A	2,001,025
Class I	222,342
Net proceeds from reinvestment of distributions
Class A	56,315
Class C	446
Class I	6,936
Cost of shares repurchased
Class I	(25,007)
Redemption fees
Class I	149
Net increase from capital transactions	2,262,206
Total increase in net assets	1,275,959

Net assets
Beginning of period	100,000
End of period	$1,375,959

Common shares issued and repurchased
Class A
Shares outstanding, beginning of period	3,333
Shares issued	200,133
Shares issued (reinvestment of distributions)	7,396
Shares outstanding, end of period	210,862

Class C
Shares outstanding, beginning of period	3,333
Shares issued (reinvestment of distributions)	56
Shares outstanding, end of period	3,389

Class I
Shares outstanding, beginning of period	3,333
Shares issued	24,434
Shares issued (reinvestment of distributions)	980
Shares repurchased	(2,635)
Shares outstanding, end of period	26,112

(a) Commencement of operations.

See notes to financial statements.

RMR Real Estate Securities Fund

Financial Highlights - Class A

Selected Data For A Common Share Outstanding Throughout The Period

For the Period January 2, 2008(a) to December 31, 2008

Per Common Share Operating Performance
Net asset value, beginning of period	$10.00

Income from Investment Operations
Net investment income(b)(c)(d)	.16
Net realized and unrealized appreciation/(depreciation) on investments(d)	(4.16)
Net decrease in net asset value from operations	(4.00)
Less: Distributions to common shareholders from:
Net investment income	(.16)
Net realized gain on investments	(.07)
Return of capital	(.04)
Net asset value, end of period	$5.73

Total Return(e)
Total investment return based on:
net asset value(f)	(40.62)%

Ratios/Supplemental Data:
Ratio to average net assets of:(g)
Net investment income(d)	1.72%
Expenses, net of expense reimbursements	1.50%
Expenses, before expense reimbursements	25.83%
Portfolio Turnover Rate	49.96%
Net assets, end of period (000s)	$1,208

(a)	Commencement of operations.
(b)	Amounts are net of expenses waived by RMR Advisors.
(c)	Based on average shares outstanding.
(d)	As discussed in Note A (7) to the financial statements, a portion of the distributions we received on our investments are not included in investment income for financial reporting purposes.
(e)	Total returns for periods of less than one year are not annualized.
(f)

Total return based net asset value, or NAV, assumes the purchase of common shares at NAV on the first day and sales of common shares at NAV on the last day of the period indicated; distributions are assumed to be reinvested at NAV on the ex-dividend date. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return. Results represent past performance and do not guarantee future results. Total return would have been lower if RMR Advisors had not contractually reimbursed the Fund for excess expenses.

(g)	Annualized.

See notes to financial statements.

RMR Real Estate Securities Fund

Financial Highlights - Class C

Selected Data For A Common Share Outstanding Throughout The Period

For the Period January 2, 2008(a) to December 31, 2008

Per Common Share Operating Performance
Net asset value, beginning of period	$10.00

Income from Investment Operations
Net investment income(b)(c)(d)	.10
Net realized and unrealized appreciation/(depreciation) on investments(d)	(4.17)
Net decrease in net asset value from operations	(4.07)
Less: Distributions to common shareholders from:
Net investment income	(.08)
Net realized gain on investments	(.03)
Return of capital	(.02)
Net asset value, end of period	$5.80

Total Return(e)
Total investment return based on:
net asset value(f)	(41.03)%

Ratios/Supplemental Data:
Ratio to average net assets of:(g)
Net investment income(d)	1.06%
Expenses, net of expense reimbursements	2.15%
Expenses, before expense reimbursements	26.37%
Portfolio Turnover Rate	49.96%
Net assets, end of period (000s)	$20

(a)	Commencement of operations.
(b)	Amounts are net of expenses waived by RMR Advisors.
(c)	Based on average shares outstanding.
(d)	As discussed in Note A (7) to the financial statements, a portion of the distributions we received on our investments are not included in investment income for financial reporting purposes.
(e)	Total returns for periods of less than one year are not annualized.
(f)

Total return based net asset value, or NAV, assumes the purchase of common shares at NAV on the first day and sales of common shares at NAV on the last day of the period indicated; distributions are assumed to be reinvested at NAV on the ex-dividend date. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return. Results represent past performance and do not guarantee future results. Total return would have been lower if RMR Advisors had not contractually reimbursed the Fund for excess expenses.

(g)	Annualized.

See notes to financial statements.

RMR Real Estate Securities Fund

Financial Highlights - Class I

Selected Data For A Common Share Outstanding Throughout The Period

For the Period January 2, 2008(a) to December 31, 2008

Per Common Share Operating Performance
Net asset value, beginning of period	$10.00

Income from Investment Operations
Net investment income(b)(c)(d)	.26
Net realized and unrealized appreciation/(depreciation) on investments(d)	(4.22)
Net decrease in net asset value from operations	(3.96)
Less: Distributions to common shareholders from:
Net investment income	(.20)
Net realized gain on investments	(.10)
Return of capital	(.05)
Redemption fees	.01
Net asset value, end of period	$5.70

Total Return(e)
Total investment return based on:
net asset value(f)	(40.32)%

Ratios/Supplemental Data:
Ratio to average net assets of:(g)
Net investment income(d)	3.25%
Expenses, net of expense reimbursements	1.15%
Expenses, before expense reimbursements	34.52%
Portfolio Turnover Rate	49.96%
Net assets attributable to common shares, end of period (000s)	$149

(a)	Commencement of operations.
(b)	Amounts are net of expenses waived by RMR Advisors.
(c)	Based on average shares outstanding.
(d)	As discussed in Note A (7) to the financial statements, a portion of the distributions we received on our investments are not included in investment income for financial reporting purposes.
(e)	Total returns for periods of less than one year are not annualized.
(f)

Total return based net asset value, or NAV, assumes the purchase of common shares at NAV on the first day and sales of common shares at NAV on the last day of the period indicated; distributions are assumed to be reinvested at NAV on the ex-dividend date. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total return. Results represent past performance and do not guarantee future results. Total return would have been lower if RMR Advisors had not contractually reimbursed the Fund for excess expenses.

(g)	Annualized.

See notes to financial statements.

RMR Real Estate Securities Fund

Notes to Financial Statements

December 31, 2008

Note A

(1) Organization

RMR Real Estate Securities Fund, or the Fund, is a non-diversified series of RMR Funds Series Trust, or the Trust, which was organized as a Massachusetts business trust on August 22, 2007, and is registered under the Investment Company Act of 1940, as amended, or the 1940 Act, as an open-end management investment company. The Fund’s investment objective is total return through investment in real estate securities. The Fund had no operations until January 2, 2008, other than matters relating to the Fund’s establishment and registration of the Fund’s shares under the Securities Act of 1933 and the sale of 3,333.33 shares each of Class A, C and I for $100,000 to RMR Advisors, Inc., or RMR Advisors.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

(2) Use of Estimates

Preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires the Fund’s management to make estimates and assumptions that may affect the amounts reported in the financial statements and related notes. The actual results could differ from these estimates.

(3) Portfolio Valuation

Investment securities of the Fund are valued at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by the Fund at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer.  Some fixed income securities may be valued using pricing provided by a pricing service. Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund’s board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued, which approximates market value.

(4) Fair Value Measurements

The Fund has adopted the provisions of Financial Accounting Standards Board, or FASB, Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value including such a valuing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2008, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund did not fair value any of its securities during the period ended December 31, 2008.

The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1- Quoted prices	$1,286,911
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$1,286,911

There were no investments in securities characterized as Level 3 as of December 31, 2008.

(5)  Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on an identified cost basis.

(6) Taxes

The Fund has qualified and intends to qualify in the future as a “regulated investment company” and to comply with the applicable provisions of subchapter M of the Internal Revenue Code of 1986, as amended, so that it will generally not be subject to federal income tax.  However, the Fund may be subject to a 4% excise tax to the extent the Fund does not distribute substantially all taxable earnings each year.

The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, or FIN 48. At December 31, 2008, the Fund did not have any liabilities for any unrecognized tax benefits. The period ended December 31, 2008, remains subject to examination by the Internal Revenue Service. During the year the Fund did not incur any interest or penalties.

(7) Distributable Earnings

The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to make distributions of its income quarterly in amounts at least equal to the amount necessary to maintain its status as a regulated investment company.  Distributions to shareholders are recorded on the ex-dividend date. The Fund’s distributions may consist of ordinary income (net investment income and short term capital gains), long term capital gains and return of capital. To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carry-forwards, it is the policy of the Fund not to distribute such gains.

The Fund has substantial investments in real estate investment trusts, or REITs, which are generally not subject to federal income taxes. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. The Fund has excluded from its investment income the portions of the distributions received from REITs classified by those REITs as capital gain income and return of capital. The Fund has included in its “net realized gain on investments” that portion of the distributions received from REITs that is classified by those REITs as capital gain income. Similarly, the Fund has credited its “net change in unrealized appreciation on investments” with that portion of the distributions received from REITs that is classified by those REITs as return of capital. The classification of distributions received from the Fund’s investments were as follows:

Period ended December 31, 2008
Ordinary income	$61,674
Capital gain income	20,607
Return of capital	7,440
Total distributions received	$89,721

The Fund distinguishes between distributions to shareholders on a tax basis and a financial reporting basis. Only distributions in excess of accumulated tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

The tax character of distributions made by the Fund during the period ended December 31, 2008, was as follows:

Period ended December 31, 2008
Ordinary income	$43,293
Net long term capital gains	11,773
Return of capital	8,631
$63,697

As of December 31, 2008, the components of distributable earnings on a federal income tax basis were as follows:

Undistributed ordinary income	$—
Undistributed net long-term capital gains	—
Net unrealized appreciation/(depreciation)	(906,058)

The differences between the financial reporting basis and tax basis of undistributed ordinary income, undistributed net long term capital gains and net unrealized appreciation are due to wash sales of portfolio investments.

Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2008, the Fund elected to defer net capital losses of $69,792 arising between November 1, 2008 and December 31, 2008.

The cost, gross unrealized appreciation and unrealized depreciation of the Fund’s investments for federal income tax purposes as of December 31, 2008, are as follows:

Cost	$2,192,969
Gross unrealized appreciation	$—
Gross unrealized depreciation	(906,058)
Net unrealized appreciation/(depreciation)	$(906,058)

(8)  Organization Expenses and Common Offering Costs

RMR Advisors paid all organizational expenses of the Fund, which were approximately $243,000.

(9) Concentration of Risk

Under normal market conditions, the Fund’s investments are concentrated in income producing common shares, preferred shares and debt securities, including convertible preferred and debt securities, issued by real estate companies and REITs. The value of Fund shares may fluctuate more than the shares of a fund not concentrated in the real estate industry due to economic, legal, regulatory, technological or other developments affecting the United States real estate industry.

Note B

Advisory and Administration Agreements and Other Transactions with Affiliates

The Fund has an investment advisory agreement with RMR Advisors to provide the Fund with a continuous investment program, to make day-to-day investment decisions and to generally manage the business affairs of the Fund in accordance with its investment objectives and policies. Pursuant to the agreement, RMR Advisors is compensated at an annual rate of 0.75% of the Fund’s average daily net assets. The Fund incurred advisory fees of $14,955 for the period ended December 31, 2008.

The Fund has entered into an expense limitation agreement with RMR Advisors until December 31, 2009. Under the expense limitation agreement, RMR Advisors has agreed to waive or limit its fees and to assume other expenses so that the total operating expenses for each Class A, Class C or Class I shares are limited to 1.15%, respectively, of average daily net assets. The Fund may later reimburse RMR Advisors for the management fees waived or limited and other expenses assumed and paid by RMR Advisors under the expense limitation agreement provided the Fund reaches sufficient asset size to permit such reimbursement.  RMR Advisors may recoup all or a portion of any waived investment advisory fees and expenses it has borne, if any, to the extent a class’ expenses fall below the maximum ratio within three years after the end of the fiscal year in which the waiver was made.  For the period ended December 31, 2008 such waivers amounted to $494,056.

RMR Advisors also performs administrative functions for the Fund pursuant to an administration agreement with the Fund. RMR Advisors has entered into a subadministration agreement with State Street Bank and Trust Company, or State Street, to perform substantially all fund accounting and other administrative services. Under the administration agreement, RMR Advisors is entitled to reimbursement of the cost of providing administrative services.  The Fund reimbursed RMR Advisors for $124,583 of subadministrative fees charged by State Street for the period ended December 31, 2008.

Each trustee who is not a director, officer or employee of RMR Advisors, and who is not an “interested person” of the Fund as defined under the 1940 Act, is considered to be a “disinterested trustee”.  Disinterested trustees are each paid by the Fund an annual fee plus attendance fees for board and committee meetings.  The Fund incurred $20,306 of trustee fees and expenses during the period ended December 31, 2008.

The Fund’s board of trustees, and separately the disinterested trustees, authorized the Fund to make reimbursement payments to RMR Advisors for costs related to the Fund’s compliance and internal audit programs. The Fund incurred $20,708 of compliance and internal audit expense during the period ended December 31, 2008.  The Fund also participates in pooled insurance programs with RMR Advisors and other funds managed by RMR Advisors and makes payments of allocated portions of related premiums.  The Fund incurred $13,591 of insurance expense during the period ended December 31, 2008.

Note C

Distribution and Shareholder Servicing Plans

The Trust has adopted a distribution plan with respect to the Fund’s Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under this plan, the Fund may pay a distribution fee at an annual rate of up to 0.25% of the average daily value of the Fund’s net assets attributable to the Class A shares and 0.75% of the average daily value of the Fund’s net assets attributable to the Class C shares.

The Trust has adopted a shareholder services plan with respect to the Fund’s Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, which provides that the Fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the Fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the Fund’s Class A shares and up to 0.25% of the average daily net asset value of the Fund’s Class C shares.

Note D

Securities Transactions

During the period ended December 31, 2008, there were purchases and sales transactions (excluding short term securities) of $3,215,590 and $975,427 respectively. Brokerage commissions on securities transactions amounted to $2,802 during the period ended December 31, 2008.

Note E

Fund Liquidation

On January 28, 2009, the Board of Trustees of the Trust, including all the Trustees of the Trust who are not “interested persons” of the Trust (as defined in the 1940 Act), approved a Plan of Liquidation and Termination (the “Plan”), which called for the complete liquidation and termination of the Fund, the sole series of the Trust.  Pursuant to the Plan, all the assets of the Trust were liquidated and distributed, pro rata to shareholders of record in cash, in complete and full cancellation and redemption of all the outstanding shares of the Trust (the “Liquidation”).  The Liquidation occurred on February 6, 2009.  Following the Liquidation, the Trust will be terminated and deregistered as an investment company under the 1940 Act.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of RMR Fund Series Trust and shareholders of RMR Real Estate Securities Fund:

We have audited the accompanying statement of assets and liabilities of RMR Real Estate Securities Fund (the “Fund”) (the portfolio comprising RMR Fund Series Trust), including the portfolio of investments, as of December 31, 2008, and the related statement of operations, changes in net assets and the financial highlights for the period from January 2, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RMR Real Estate Securities Fund at December 31, 2008, the results of its operations, changes in its net assets and the financial highlights for the period from January 2, 2008 (commencement of operations) to December 31, 2008, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 19, 2009

Consideration of the Investment Advisory Agreement

RMR Advisors serves as the investment adviser to the Fund.  On September 17, 2008, the board of trustees of the Fund (the “Board”) renewed the Fund’s investment advisory agreement with RMR Advisors for a period of one year to expire on December 12, 2009.  In making their determination to renew the investment advisory agreement, the Board, including all of the independent trustees, considered all of the factors described below.

The Board considered the benefits of retaining RMR Advisors as the investment adviser of the Fund.  The trustees discussed the nature, extent and quality of services that RMR Advisors has provided and is expected to provide; the quality and depth of personnel of RMR Advisors’ organization; the experience and expertise of RMR Advisors as an investment adviser; the capacity and future commitment of RMR Advisors to perform its duties; the advisory and other fees to be paid; the fact that RMR Advisors has agreed to waive or limit its fees and to assume other expenses in order to reduce the Fund’s operating expenses; the level of fees paid to RMR Advisors compared to similar funds; the performance of the Fund as compared to similar funds; the potential for economies of scale; the financial condition and profitability of RMR Advisors; and any indirect benefits derived by RMR Advisors from its relationship with the Fund.

The Nature, Extent and Quality of Services Provided to the Fund by RMR Advisors

In evaluating the nature, extent and quality of services that RMR Advisors has provided and is expected to provide, the Board took into account the Fund’s investment objective and policies and its familiarity with RMR Advisors’ management through Board meetings, conversations and reports throughout the year.  The Board considered whether the Fund has operated within its investment objective, as well as its record of compliance with its investment restrictions.  The Board also took into account RMR Advisors’ compliance policies and procedures, and its record of compliance with the Fund’s compliance policies and procedures.  In addition, the Board discussed RMR Advisors’ role in coordinating and supervising the Fund’s other service providers.

Advisory Fees, Other Expenses and the Profitability of RMR Advisors

In evaluating the advisory and other fees with respect to the Fund, the Board examined the net expense ratio and advisory expense ratio for its Class A, Class C and Class I shares compared to those of a peer group consisting of 35, 28 and 59 U. S. real estate equity mutual funds, respectively, as of September 9, 2008.  In considering the net expense ratio, the Board recognized that RMR Advisors had agreed to waiver or limit its fees and to assume other expenses in order to reduce the Fund’s operating expenses at least until December 31, 2009 pursuant to an expense limitation agreement and undertakings made to the Board, and that the comparative expense information presented reflected such waivers and limitations.

For Class A shares, the Board noted that the net expense ratio of 1.50% and advisory expense ratio of .75% compared to a range of net expense ratios between .99% and 1.88%, with an average of 1.36%, and a range of advisory expense ratios between .38% and 1.13%, with an average of .77%, for the funds included in the Class A peer group.  The Board further observed that, although a direct comparison was not possible, as of July 31, 2008 the Fund’s expense ratio for Class A shares before waivers amounted to 19.11% of the Fund’s average net assets attributable to Class A shares.

With respect to Class C shares, the Board noted that the net expense ratio of 2.15% and advisory expense ratio of .75% compared to a range of net expense ratios between 1.68% and 2.53%, with an average of 2.08%, and a range of advisory expense ratios between .38% and 1.00%, with an average of .91% for the funds included in the Class C peer group.  The Board further observed that, although a direct comparison was not possible, as of July 31, 2008 the Fund’s expense ratio for Class C shares before waivers amounted to 19.78% of the Fund’s average net assets attributable to Class C shares.

For Class I shares, the Board noted that the net expense ratio of 1.15% and advisory expense ratio of .75% compared to a range of net expense ratios between .33% and 1.77%, with an average of 1.02%, and a range of advisory expense ratios between .30% and 1.13%, with an average of .76%, for the funds included in the Class I peer group.  The Board further observed that, although a direct comparison was not possible, as of

July 31, 2008 the Fund’s expense ratio for Class I shares before waivers amounted to 18.46% of the Fund’s average net assets attributable to Class I shares.

Each Board then considered RMR Advisors’ financial statements for the period ended September 30, 2008 and RMR Advisors’ financial condition, noting the Fund and seven closed-end investment companies were RMR Advisors’ only clients.  In considering the profitability of RMR Advisors, the Board noted that RMR Advisors has agreed to waive or limit its fees and to assume other expenses in order to reduce the Fund’s operating expenses at least until December 31, 2009.

The Board then considered, among other data, the profitability or potential therefor of RMR Advisors’ relationship with the Fund in terms of the total amount of annual advisory fees it did receive and, after waivers and expense limitations have terminated, will be entitled to receive, with respect to the Fund, and whether RMR Advisors had the financial wherewithal and business viability to provide the high level of services to the Fund that is expected of it.  In connection therewith, the Board recognized that the Fund had been in operation for less than a year, had only minimal assets and remained in a start-up phase.  The Board further observed that RMR Advisors’ agreement to continue to waive or limit its fees and to assume other expenses in order to reduce the Fund’s operating expenses was integral to its decision to renew the Fund’s investment advisory agreement for an additional annual term, and that such considerations would continue to be relevant in its evaluation of whether to continue the Fund’s investment advisory agreement for additional annual terms in the future should the Fund’s expense ratios before such waivers and assumptions continue to exceed the range applicable comparable funds in the industry generally.  The Board also considered the methodology used by RMR Advisors to allocate expenses among RMR Advisors and its affiliates with respect to shared personnel and resources and the amount of expenses allocated to RMR Advisors relative to the value of the associated services and resources in the context of the services that RMR Advisors is required to perform for the Fund.

The Board then noted RMR Advisors’ operating losses and that the fees earned by RMR Advisors had fallen as the Fund’s assets under management, and the assets under management of the closed-end investment companies managed by RMR Advisors, had decreased.  The Board further noted that RMR Advisors’ losses have, in part, been funded by capital contributions from the shareholders of RMR Advisors, one of whom is an interested trustee of the Fund, and one of whom is the president of the Fund.  The Board considered RMR Advisors’ own evaluation that in order to be viable over the longer-term, RMR Advisors would need to garner more assets.  In this regard the Board considered various efforts undertaken by RMR Advisors, including RMR Advisors’ on-going evaluation of potential acquisition targets and active, new sector-targeted product development efforts, the potential effects of the current market conditions and RMR Advisors’ performance record on asset-gathering potential in the near term, and the potential for a robust demand for real estate investment expertise at some future point should the real estate sector be seen as undervalued as the broader market begins to recover.  In considering the renewal of the Fund’s investment advisory agreement with RMR Advisors, the Board noted the express intention of RMR Advisors’ principals to continue funding RMR Advisors beyond the contract renewal term sufficient to enable it to provide a high level of service to the Fund as well as the Board’s assessment of their ability to do so.  The Board recognized, however, that the extraordinarily high expenses involved in maintaining the Fund at its current small asset size, coupled with declining market conditions, may impede the prospects for the Fund and that RMR Advisors was not prohibited from resigning as investment adviser, which in turn would terminate the expense reimbursement obligation.  The Board believed that although not seen as a significant factor for the larger, fixed-asset and advisory fee-paying closed-end fund clients of RMR Advisors, it was a reasonable concern in the case of the Fund in light of legitimate business considerations of RMR Advisors.

Investment Performance of the Fund and RMR Advisors

In evaluating the performance of the Fund, the Board noted that they review, on a regular basis, the Fund’s performance results, portfolio composition and investment strategies.  The Board examined the total returns for the year to date ending September 9, 2008 for the Fund’s Class A, Class C and Class I shares compared to those of a peer group consisting of 35, 28 and 59 U. S. real estate equity mutual funds, respectively.  For Class A shares, the Board noted that the total return of 7.96% compared to a range of total returns between -6.79% to 6.68%, with an average of .80%, for the funds included in the Class A peer group.  With respect to Class C shares, the Board noted that the total return of 4.56% compared to a range of total returns between -7.28% and 6.25%, with an average of .44%, for the funds included in the Class C peer group.  For Class I shares, the Board noted that the total return of 8.27% compared to a range of total returns between -20.78% and 7.12%, with an average of .46%, for the funds included in the Class I peer group.  The Board further observed that if RMR Advisors had not waived fees and assumed other expenses in order to reduce the Fund’s operating expenses, the Fund’s performance results would have been significantly less favorable.  The Board then recalled its consideration of the interdependency among its evaluation of the Fund’s investment advisory agreement, the Fund’s expense ratios before the application of fee waivers and expense assumptions, and RMR Advisors’ undertaking to continue the expense limitation agreement at least until December 31, 2009.

The Board then discussed the difficult current market conditions and reviewed the particular factors that RMR Advisors had reported that it expects to adversely affect the Fund’s expense ratios and relative performance during the remainder of the year and during the renewal term, including the relatively small size of the Fund and its consequent high operating costs.  The Board noted that the Fund had entered into several distribution agreements, but that active distribution of the Fund’s shares had yet to commence due to the current declining market conditions.  In this regard, the Board recalled its prior evaluation of the Fund’s size, its prospects for growth in the near term, and the business viability of its investment advisory relationship with RMR Advisors.

Benefits from Economies of Scale

The Board also considered the potential economies of scale that could be realized by the Fund.  The Board noted that at the Fund’s current asset level, it was difficult to achieve any economies of scale and that, currently, no economies of scale were being achieved.

Other Benefits to RMR Advisors

The Board also considered the indirect benefits derived by RMR Advisors from its relationship with the Fund.  In particular, the Board considered that RMR Advisors may consider the value of research it receives from brokers when determining best execution of portfolio transactions, and that the Fund may pay higher commissions to brokers providing research than would be available from other brokers who do not do so.  As such, a portion of the brokerage commissions paid by the Fund would be used to obtain research-related services that may benefit RMR Advisors by making available to it research that it might otherwise determine to purchase or prepare at its own expense in connection with services it provides to the Fund.  In light of the discretionary nature of this research, the potential benefits to the Fund of its availability to RMR Advisors and the relatively low absolute additional potential brokerage expenses associated with this practice, the Board did not consider this a material factor in its analysis.

The Board further considered the benefits to RMR Advisors relating the Fund’s Class A and Class C Distribution and Shareholder Services Plans adopted under Rule 12b-1 of the Investment Company Act.  The Board noted that the Fund had accrued, but not yet paid, fees pursuant to these plans since distribution and shareholder services pursuant to such plans had yet to be performed.  The Board recognized that if and when such fees are paid pursuant to such plans, RMR Advisors will benefit insofar as it will not have to pay for such services itself.  In light of the potential benefits to Fund shareholders, the Board did not consider this potential incremental benefit to RMR Advisors to be unreasonable.

Conclusion

In considering the renewal of the Fund’s investment advisory agreement, the Board, including the independent trustees, did not identify any single factor as controlling.  Based on the Board’s evaluation of all the factors that it deemed to be relevant, the Board, including the independent trustees of the Board, concluded that: the investment advisory fee to be paid was fair and reasonable under the circumstances, RMR Advisors had the necessary resources and abilities to perform the services required of it and that approval of the investment advisory agreement for the renewal term in accordance with its deliberations thereon was in the best interest of the Fund and its shareholders.

Brokerage Policy

Subject to the supervision of the Board of Trustees, RMR Advisors, Inc. is authorized to employ such securities brokers and dealers for the purchase and sale of client assets and to select the brokerage commission rates at which such transactions are effected.  In selecting brokers or dealers to execute transactions for the Trust, the Advisor seeks the best execution available (which may or may not result in paying the lowest available brokerage commission or lowest spread).  In so doing, the Advisor considers all factors it believes are relevant to obtaining best execution, including such factors as:  the net price available; the reliability, integrity and financial condition of the broker; the size of and difficulty in executing the order; the value of the expected contribution of the broker and the scope and quality of research it provides.

The Advisor may select brokers that furnish the Advisor or its affiliates or personnel, directly or through third-party or correspondent relationships, with research or brokerage services which provide, in the Advisor’s view, appropriate assistance to the Advisor in the investment decision-making or trade execution processes.  Such research or brokerage services may include, without limitation and to the extent permitted by applicable law:  research reports on companies, industries and securities; economic and financial data; financial publications; and broker sponsored industry conferences.  Research or brokerage services obtained in this manner may be used in servicing any or all of the Trusts.  Such products and services may disproportionately benefit other Trusts relative to a particular Trust based on the amount of brokerage commissions paid by such Trust and such other Trust accounts.  To the extent that the Advisor uses commission dollars to obtain research or brokerage services, it will not have to pay for those products and services itself.

The Advisor may endeavor, subject to best execution, to execute trades through brokers who, pursuant to such arrangements, provide research or brokerage services in order to ensure the continued receipt of research or brokerage services the Advisor believes are useful in its decision-making or trade execution processes.

The Advisor may pay, or be deemed to have paid, commission rates higher than it could have otherwise paid in order to obtain research or brokerage services.  Such higher commissions would be paid in accordance with Section 28(e) of the Exchange Act, which requires the Advisor to determine in good faith that the commission paid is reasonable in relation to the value of the research or brokerage services provided.  The Advisor believes that using commission dollars to obtain the type of research or brokerage services mentioned above enhances its investment research and trading processes, thereby increasing the prospect for higher investment returns.

Privacy Notice

Each Fund advised by RMR Advisors, Inc. recognizes and respects the privacy concerns of its shareholders.  The Fund does not sell your name or other information about you to anyone.  The Fund collects nonpublic personal information about you in the course of doing business with shareholders and investors. “Nonpublic personal information” is personally identifiable financial information about you.  For example, it includes information regarding your social security number, account balance, bank account information and purchase and redemption history.

The Fund collects this information from the following sources:

•                  Information we receive from you on applications or other forms;

•                  Information about your transactions with us and our service providers, or others; and

•                  Information we receive from consumer reporting agencies (including credit bureaus).

What the Fund discloses and to whom the Fund discloses information.

The Fund only discloses nonpublic personal information the Fund collects about shareholders as permitted by law.  For example, the Fund may disclose nonpublic personal information about shareholders to nonaffiliated third parties such as:

•                  To government entities, in response to subpoenas or to comply with laws or regulations.

•                  When you, the shareholder, direct the Fund to do so or consent to the disclosure.

•                  To companies that perform necessary services for the Fund, such as data processing companies that the Fund uses to process your transactions or maintain your account.

•                  To protect against fraud, or to collect unpaid debts.

•                  In connection with disputes or litigation between the Fund and the concerned shareholders.

Information about former shareholders.

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information.

The Fund conducts its business through directors, officers and third parties that provide services pursuant to agreements with the Fund (for example, the service providers described above).  The Fund does not have any employees. The Fund restricts access to your personal and account information to those persons who need to know that information in order to provide services to you.  The Fund or its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customers of other financial institutions.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

Proxy Voting Policies and Procedures

A description of the policies and procedures that are used to vote proxies relating to the Fund’s portfolio securities is available: (1) without charge, upon request, by calling us at (866)790-8165; and (2) as an exhibit to the Fund’s annual report on Form N-CSR, which is available on the website of the U.S. Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information regarding how proxies received by the Fund during the most recent 12 month period ended June 30, 2008, have been voted is available (1) without charge, on request, by calling us at (866)790-8165, or (2) by visiting the Commission’s website at http://www.sec.gov and accessing the Fund’s Form N-PX.

Procedures for the Submission of Confidential and Anonymous Concerns or Complaints about Accounting, Internal Accounting Controls or Auditing Matters

The Fund is committed to compliance with all applicable securities laws and regulations, accounting standards, accounting controls and audit practices and has established procedures for handling concerns or complaints about accounting, internal accounting controls or auditing matters. Any shareholder or other interested party who desires to communicate with our independent trustees or any other trustees, individually or as a group, may do so by filling out a report at the “Contact Us” section of our website

(www.rmrfunds.com), by calling our toll-free confidential message system at 866-511-5038, or by writing to the party for whom the communication is intended, care of our director of internal audit, RMR Funds, 400 Centre Street, Newton, MA 02458. Our director of internal audit will then deliver any communication to the appropriate party or parties.

Portfolio Holdings Reports

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which are available on the Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The Fund provides additional data on its website at www.rmrfunds.com.

RMR Real Estate Securities Fund

Name, address (Age)	Position(s) held with each fund and current term and length of time served (approx. number of years served)	Principal occupation(s) during past five years and other public company directorships held by trustee**	Number of portfolios in fund complex overseen by trustee

Interested Trustees
Gerard M. Martin (74)	Trustee since August 2007.	Director of Reit Management & Research LLC — 1986 to present; director and Vice President of RMR Advisors — 2002 to present; managing director of Five Star Quality Care, Inc. — 2001 to present; managing trustee of Senior Housing Properties Trust — 1999 to 2007; managing trustee of Hospitality Properties Trust — 1995 to 2007; managing trustee of HRPT Properties Trust — 1986 to 2006; Director of Affiliates Insurance Company — 2008 to present.	10

Barry M. Portnoy (63)	Trustee since August 2007.

Chairman of Reit Management & Research LLC — 1986 to present; Director and Vice President of RMR Advisors — 2002 to present; portfolio manager of RMR, RHR, RFR, RDR, RCR and RMR Real Estate Securities Fund — inception to present; managing director of Five Star Quality Care, Inc. — 2001 to present; managing trustee of Senior Housing Properties Trust — 1999 to present; managing trustee of Hospitality Properties Trust — 1995 to present; managing trustee of HRPT Properties Trust — 1986 to present; managing director of TravelCenters of America LLC — 2007 to present; Director of Affiliates Insurance Company — 2008 to present.

10

Disinterested Trustees
John L. Harrington (72)	Trustee since October 2007.

Chairman of the Board and trustee of the Yawkey Foundation (a charitable trust) — 2002 to 2003 and 2007 to present; President, Executive Director and trustee of the Yawkey Foundation — 1982 to 2006; trustee of the JRY Trust — 1982 to present; Principal of Bingham McCutchen Sports Consulting LLC — 2007 to present; Chief Executive Officer and General Partner of the Boston Red Sox Baseball Club — 1973 to 2001; President of Boston Trust Management Corp.—1981 to 2006; trustee of Hospitality Properties Trust — 1995 to present; trustee of Senior Housing Properties Trust — 1999 to present; director of Five Star Quality Care, Inc. — 2001 to 2003; Director of Affiliates Insurance Company — 2008 to present.

10

Name, address* (Age)	Position(s) held with each fund and current term and length of time served (approx. number of years served)	Principal occupation(s) during past five years and other public company directorships held by trustee**	Number of portfolios in fund complex overseen by trustee
Arthur G. Koumantzelis (78)	Trustee since October 2007.	President and Chief Executive Officer of AGK Associates LLC — 2007 to present (consulting services for non-profit organizations); President and Chief Executive Officer of Gainesborough Investments LLC — 1998 to 2007; trustee of Hospitality Properties Trust — 1995 to 2007; director of Five Star Quality Care, Inc. — 2001 to present; director of TravelCenters of America LLC — 2007 to present; trustee of Senior Housing Properties Trust — 1999 to 2003; Director of Affiliates Insurance Company — 2008 to present.	10

•                  The business address of each trustee is 400 Centre Street, Newton, MA 02458.

•                  RMR Funds is a fund complex consisting of RMR Real Estate Fund (RMR), RMR Hospitality and Real Estate Fund (RHR), RMR F.I.R.E. Fund (RFR), RMR Preferred Dividend Fund (RDR), RMR Asia Pacific Real Estate Fund (RAP), RMR Asia Real Estate Fund (RAF), RMR Dividend Capture Fund (RCR), RMR Real Estate Income Fund, New RMR Asia Pacific Real Estate Fund and RMR Real Estate Securities Fund (a series of RMR Funds Series Trust). RMR Real Estate Securities Fund was liquidated on February 6, 2009 and has an application pending with the SEC for deregistration as an investment company.

•                  “Interested Trustees” are trustees who are “interested persons” of the Funds within the meaning of the 1940 Act.  Mr. Barry Portnoy is an “interested person”, as defined by the 1940 Act, of the Funds as a result of his ownership of, and current positions with, the Funds’ investment adviser, RMR Advisors, Inc.  Mr. Martin is an “interested person”, as defined in the 1940 Act, of the Funds as a result of his former ownership of, and current positions with, the Funds’ investment adviser, RMR Advisors, Inc.

•                  On January 30, 2009, Frank J. Bailey, a trustee of the Fund and one of the Fund’s independent trustees, resigned from the Fund’s board.  Mr. Bailey advised the board that his resignation was in connection with his recent appointment to serve as a United States Bankruptcy Judge for the District of Massachusetts and that the reason for his decision was not the result of any disagreement with the Fund.  Because the Fund was liquidated on February 6, 2009, and will be terminated and deregistered as an investment company under the 1940 Act, the Fund’s board elected not to fill the vacancy created by Mr. Bailey’s resignation.

Name, address* (Age)	Position(s) held with each fund, term of office and length of time served (approx. number of years served)	Principal occupation(s) during past five years**	Number of RMR Funds for which position is held

Executive Officers
Adam D. Portnoy (38)	President. August 2007 to present.

President and Chief Executive Officer of Reit Management & Research LLC — 2006 to present; Vice President of Reit Management & Research LLC — 2003 to 2006; President, Chief Executive Officer and director of RMR Advisors — 2007 to present; Vice President of RMR Advisors — 2003 to 2007; Portfolio Manager of RMR, RHR, RFR, RDR and RCR Fund — 2007 to present; Portfolio Manager of RMR Real Estate Income Fund and RMR Real Estate Securities Fund — inception to present; Vice President of RMR — 2004 to 2007; Vice President of RHR, RFR, RDR, RAP and RAF— inception to 2007; Managing Trustee of HRPT Properties Trust — 2006 to present; Executive Vice President of HRPT Properties Trust — 2003 to 2006; Managing Trustee of Hospitality Properties Trust and Senior Housing Properties Trust — 2007 to present; Director of Affiliates Insurance Company — 2008 to present.

10

Mark L. Kleifges (48)	Treasurer. August 2007 to present.	Executive Vice President of Reit Management & Research LLC — 2008 to present; Senior Vice President of Reit Management & Research LLC — 2006 to 2008; Vice President of Reit Management & Research LLC — 2002 to 2006; Treasurer of RMR Advisors — 2004 to present; Vice President of RMR Advisors — 2003 to 2004; Treasurer and Chief Financial Officer, Hospitality Properties Trust — 2002 to present.	10

Jennifer B. Clark (47)	Secretary. August 2007 to present.

Executive Vice President and General Counsel of Reit Management & Research LLC — 2008 to present; Senior Vice President of Reit Management & Research LLC — 2006 to 2008; Vice President of Reit Management & Research LLC — 1999 to 2006; Secretary of RMR Advisors — 2002 to present; Senior Vice President of HRPT Properties Trust — 1999 to present; Secretary of HRPT Properties Trust — 2008 to present; Secretary of Hospitality Properties Trust — 2008 to present; Assistant Secretary of Hospitality Properties Trust — 1996 2008; Secretary of Senior Housing Properties Trust — 2008 to present; Assistant Secretary of Senior Housing Properties Trust — 1998 to 2008; Assistant Secretary of Five Star Quality Care, Inc. — 2001 to present; Secretary of TravelCenters of America LLC — 2007 to present; President and Secretary of Affiliates Insurance Company — 2008 to present.

10

Fernando Diaz (40)	Vice President. August 2007 to present.	Vice President of RMR Advisors — 2007 to present; Portfolio Manager of RMR, RHR, RFR, RDR and RCR — 2007 to present; Portfolio Manager of RMR Real Estate Income Fund and RMR Real Estate Securities Fund — inception to present; Senior REIT Analyst and Assistant Portfolio Manager, GID Securities, LLC — 2006 to 2007; Senior REIT Analyst and Assistant Portfolio Manager, State Street Global Advisors/The Tuckerman Group — 2001 to 2006.	10

John C. Popeo (48)	Vice President. August 2007 to present.	Executive Vice President of Reit Management & Research LLC — 2008 to present; Senior Vice President of Reit Management & Research LLC — 2006 to 2008; Treasurer of Reit Management & Research LLC — 1997 to present; Vice President of Reit Management & Research LLC — 1999 to 2006; Vice President of RMR Advisors — 2004 to present; Treasurer of RMR Advisors — 2002 to 2004; Treasurer and Chief Financial Officer of HRPT Properties Trust — 1997 to present; Treasury and Assistant Secretary of Affiliates Insurance Company — 2008 to present.	10

Karen Jacoppo-Wood (42)	Vice President. August 2007 to present.	Vice President of RMR Advisors — 2007 to present; Vice President and Managing Counsel, State Street Bank and Trust Company — 2006 to 2007; Counsel, Pioneer Investment Management, Inc. — 2004 to 2006; Vice President and Counsel, State Street Bank and Trust Company — 2002 to 2004.	10

William J. Sheehan (64)	Chief Compliance Officer and Director of Internal Audit. August 2007 to present.	Chief Compliance Officer of RMR Advisors, Inc. — 2004 to present; Director of Internal Audit of HRPT Properties Trust, Hospitality Properties Trust, Senior Housing Properties Trust and Five Star Quality Care, Inc. — 2003 to present; Director of Internal Audit of TravelCenters of America LLC — 2007 to present; Director Internal Audit and Chief Compliance Officer of Affiliates Insurance Company — 2008 to present.	10

•      The business address of each executive officer is 400 Centre Street, Newton, Massachusetts 02458.

•      RMR Funds is a fund complex consisting of RMR, RHR, RFR, RDR, RAP, RAF, RCR, RMR Real Estate Income Fund, New RMR Asia Pacific Real Estate Fund and RMR Real Estate Securities Fund (a series of RMR Funds Series Trust). RMR Real Estate Securities Fund was liquidated on February 6, 2009 and has an application pending with the SEC for deregistration as an investment company.

•      Adam D. Portnoy is the son of Barry M. Portnoy, a trustee of the funds.

The Fund’s Statement of Additional Information includes additional information about the trustees and executive officers of the fund and is available without charge upon request by calling us at 1-617-332-9530.

WWW.RMRFUNDS.COM

Item 2. Code of Ethics.

(a)         As of the period ended December 31, 2008, the registrant had adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s principal executive officer and principal financial officer.

(c)         The registrant has not made any amendment to its code of ethics during the covered period.

(d)        The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(f)           The registrant’s code of ethics has been posted on its Internet website at http://www.rmrfunds.com. A copy of the code of ethics may also be obtained free of charge by writing to Investor Relations, RMR Funds, 400 Centre Street, Newton, MA 02458.

Item 3. Audit Committee Financial Expert.

(a)(1)                   The registrant’s board of trustees has determined that the registrant has at least one member serving on the registrant’s audit committee (the “Audit Committee”) that possesses the attributes identified in Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2)                   The name of the Audit Committee financial expert is Arthur G. Koumantzelis. Mr. Koumantzelis has been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                                 Audit Fees:  The aggregate fees billed by the registrant’s independent accountant for audit services were $33,000 for the fiscal period ended December 31, 2008.

(b)                                Audit Related Fees: The aggregate fees billed by the registrant’s independent accountant for audit-related services were $8,500 for the fiscal period ended December 31, 2008. The nature of the services was a seed audit and the issuance of consents.

(c)                                 Tax Fees: The aggregate fees billed by the registrant’s independent accountant for tax compliance services were $0 during the fiscal period ended December 31, 2008.

(d)                                All Other Fees: There were no other fees billed by the registrant’s independent accountant for the fiscal period ended December 31, 2008.

(e)(1)                   Audit Committee Pre-Approval Policies and Procedures: The registrant’s Audit Committee is required to pre-approve all audit and non-audit services provided by the independent accountant to the registrant and certain affiliated persons of the registrant. In considering a requested approval, the Audit Committee will consider whether the proposed services are consistent with the rules of the Securities and Exchange Commission (“SEC”) on the independent accountant’s independence. The Audit Committee will also consider whether the independent accountant is best positioned to provide the most effective and efficient service, considering its familiarity with the registrant’s business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the registrant’s ability to manage or control risk or improve audit quality. All factors will be considered as a whole, and no one factor will necessarily be determinative. The Audit Committee may delegate approval authority to its chair or one or more of its members who are not “interested persons” as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”). The member or members to whom such authority is delegated will report, for informational purposes only, any approvals to the Audit Committee at its next regularly scheduled quarterly meeting. This policy does not delegate the Audit Committee’s responsibilities to approve services performed by the independent accountant to the registrant’s officers or RMR Advisors, Inc., the registrant’s investment advisor (the “Advisor”).

The Audit Committee may, with respect to a category of services, generally approve services, subject to any general limitations and restrictions it may determine, and subject further to specific approval by a delegated member or members of the Audit Committee.

(e)(2)                   Percentages of Services:  None.

(f)                                   Not applicable.

(g)                                 There were no non-audit fees billed by the independent accountant for services rendered to the registrant or the Advisor, for the fiscal period ended December 31, 2008.

(h)                                 Not applicable.

Item 5. Disclosure of Audit Committees for Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The information required under Item 6 is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(b)        Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR FUNDS SERIES TRUST
By:

/s/Adam D. Portnoy
Adam D. Portnoy
President
Date: February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Adam D. Portnoy
Adam D. Portnoy
President
Date: February 25, 2009

By:

/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer
Date: February 25, 2009